Supplemental guarantor financial information (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Schedule of Condensed Consolidated Income Statement

Income Statement For the year ended 31 December 2024 Million US dollar	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Revenue	507	-	-	12 877	-	(61)	13 323
Cost of sales	(470)	-	-	(6 024)	-	55	(6 440)
Gross profit	37	-	-	6 852	-	(6)	6 883
Selling, general and administrative expenses	(139)	1 081	-	(5 607)	-	6	(4 659)
Other operating income/(expenses)¹	633	(4)	-	(106)	-	-	523
Profit/(loss) from operations	530	1 077	-	1 139	-	-	2 747
Net finance income/(expense)¹	(588)	(1 496)	18	(891)	248	-	(2 709)
Income tax expense	(83)	129	(4)	(76)	(9)	-	(43)
Profit/(loss)	(141)	(290)	14	172	240	-	(5)
Income from subsidiaries	5 995	408	-	236	869	(7 509)	-
Profit of the period	5 855	118	14	408	1 109	(7 509)	(5)

Income Statement For the year ended 31 December 2023 Million US dollar	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Revenue	473	-	-	13 260	-	(52)	13 682
Cost of sales	(456)	-	-	(6 330)	-	47	(6 739)
Gross profit	17	-	-	6 930	-	(5)	6 943
Selling, general and administrative expenses	88	1 128	-	(5 889)	5	5	(4 664)
Other operating income/(expenses)¹	132	(4)	-	(285)	1	-	(157)
Profit/(loss) from operations	237	1 124	-	756	6	-	2 122
Net finance income/(expense)¹	(943)	(801)	16	(73)	(93)	-	(1 894)
Income tax expense	(11)	(85)	(5)	(179)	(20)	-	(299)
Profit/(loss)	(717)	238	11	504	(108)	-	(71)
Income from subsidiaries	6 058	761	-	257	421	(7 497)	-
Profit of the period	5 341	999	11	761	314	(7 497)	(71)

1	Other operating income/(expenses) and Net finance income/(expense) include exceptional items.

Schedule of Condensed Consolidated Statement of Financial Position

Statement of Financial Position As at 31 December 2024 Million US dollar	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Due from subsidiaries	11 779	8 792	3 472	39 257	6 629	(15 415)	54 513
Other non-current assets	103 542	102 143	1	124 340	27 309	(295 233)	62 104
Total non-current assets	115 321	110 935	3 473	163 597	33 938	(310 648)	116 617

Due from subsidiaries	2 373	94	459	8 162	1 338	(6 757)	5 669
Other current assets	251	116	8	1 598	3 327	-	5 301
Total current assets	2 625	210	467	9 760	4 666	(6 757)	10 971

Total equity	78 237	50 936	405	132 668	28 542	(295 233)	(4 445)

Due to subsidiaries	15 265	23 444	-	11 080	484	(15 415)	34 858
Other non-current liabilities	22 647	25 920	3 443	24 256	64	-	76 330
Total non-current liabilities	37 912	49 364	3 443	35 336	548	(15 415)	111 188

Due to subsidiaries	181	10 295	5	1 908	3 827	(6 757)	9 459
Other current liabilities	1 617	550	88	3 445	5 686	-	11 385
Total current liabilities	1 798	10 845	93	5 353	9 513	(6 757)	20 844

Statement of Financial Position As at 31 December 2023 Million US dollar	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Due from subsidiaries	12 812	19 682	3 762	48 907	5 200	(23 405)	66 958
Other non-current assets	111 216	81 459	4	126 096	16 155	(273 481)	61 448
Total non-current assets	124 028	101 141	3 766	175 003	21 355	(296 886)	128 407

Due from subsidiaries	3 240	8 146	448	915	14 744	(10 793)	16 700
Other current assets	234	129	-	1 870	254	-	2 487
Total current assets	3 474	8 275	448	2 784	14 998	(10 793)	19 187

Total equity	81 848	50 663	391	111 217	20 300	(273 481)	(9 062)

Due to subsidiaries	20 852	27 427	-	26 230	526	(23 405)	51 631
Other non-current liabilities	21 255	28 618	3 745	25 848	115	-	79 581
Total non-current liabilities	42 108	56 046	3 745	52 077	641	(23 405)	131 212

Due to subsidiaries	277	2 079	1	11 021	9 236	(10 793)	11 821
Other current liabilities	3 270	628	77	3 473	6 175	-	13 622
Total current liabilities	3 547	2 706	78	14 494	15 411	(10 793)	25 444